UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05497

Western Asset Municipal High Income Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

FORM N-Q

JANUARY 31, 2015

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 97.7%
Alabama - 4.1%
Jefferson County, AL, Sewer Revenue	6.000%	10/1/42	$1,120,000	$1,270,383
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	400,000	457,764	(a)
Convertible CAB	0.000%	10/1/50	3,020,000	1,962,396	(b)
Subordinated Lien Warrants	6.500%	10/1/53	3,000,000	3,504,270

Total Alabama				7,194,813

Arizona - 1.4%
Salt Verde, AZ, Financial Corp. Gas Revenue	5.000%	12/1/37	1,500,000	1,814,355
University Medical Center Corp., AZ, Hospital Revenue	6.250%	7/1/29	500,000	584,620

Total Arizona				2,398,975

California - 9.3%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,313,680
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,000,000	3,129,090	(c)
California State Public Works Board, Lease Revenue, Various Capital Project	5.125%	10/1/31	1,500,000	1,758,150
California Statewide CDA, Student Housing Revenue:
Provident Group-Pomona Properties LLC	5.600%	1/15/36	505,000	515,034
Provident Group-Pomona Properties LLC	5.750%	1/15/45	360,000	361,354
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	500,000	569,545
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,000,000	2,915,040
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	4,303,800
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	600,324

Total California				16,466,017

Colorado - 4.5%
Colorado Educational & Cultural Facilities Authority Revenue:
Cheyenne Mountain Charter Academy	5.250%	6/15/25	680,000	716,870
Cheyenne Mountain Charter Academy	5.125%	6/15/32	510,000	533,822
Elbert County Charter	7.375%	3/1/35	785,000	785,479
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	4,000,000	4,982,920
Reata South Metropolitan District, CO, GO	7.250%	6/1/37	1,000,000	971,660

Total Colorado				7,990,751

Delaware - 3.2%
Delaware State EDA Revenue, Indian River Power LLC	5.375%	10/1/45	2,000,000	2,203,840
Sussex County, DE, Recovery Zone Facility Revenue, NRG Energy Inc., Indian River Power LLC	6.000%	10/1/40	3,000,000	3,439,590

Total Delaware				5,643,430

District of Columbia - 1.5%
District of Columbia Revenue:
Friendship Public Charter School Inc.	5.000%	6/1/42	2,000,000	2,117,960
KIPP Charter School	6.000%	7/1/33	200,000	236,620
KIPP Charter School	6.000%	7/1/43	250,000	290,430

Total District of Columbia				2,645,010

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 3.6%
Bonnet Creek Resort Community Development District, Special Assessment	7.500%	5/1/34	$835,000	$835,409
Martin County, FL, IDA Revenue, Indiantown Cogeneration LP Project	4.200%	12/15/25	1,500,000	1,549,410	(d)
Palm Beach County, FL, Health Facilities Authority Revenue:
Sinai Residences Boca Raton Project	7.500%	6/1/49	400,000	461,432
Sinai Residences Boca Raton Project, Entrance Fee	6.000%	6/1/21	300,000	329,178
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	1,385,000	1,388,961
Reunion, FL, East Community Development District, Special Assessment	7.375%	5/1/33	615,000	430,500	(e)
Santa Rosa, FL, Bay Bridge Authority Revenue	6.250%	7/1/28	876,300	376,809	(e)
University of Central Florida, COP, FGIC	5.000%	10/1/25	1,000,000	1,023,020

Total Florida				6,394,719

Georgia - 3.7%
Atlanta, GA, Development Authority Educational Facilities Revenue, Science Park LLC Project	5.000%	7/1/32	2,000,000	2,176,860
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	2,000,000	2,461,020
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	1,000,000	1,145,000
Franklin County, GA, Industrial Building Authority Revenue, Emmanuel College Inc.	6.000%	11/1/32	1,000,000	793,670

Total Georgia				6,576,550

Hawaii - 1.3%
Hawaii State Department of Budget & Finance Special Purpose Revenue, Hawaiian Electric Co.	6.500%	7/1/39	2,000,000	2,351,100

Illinois - 1.8%
Chicago, IL, Motor Fuel Tax Revenue, AGM	5.000%	1/1/32	1,000,000	1,151,080
Illinois Finance Authority Revenue, Refunding, Chicago Charter School Project	5.000%	12/1/26	1,000,000	1,019,500
Illinois State Finance Authority Revenue, Franciscan Communities Inc.	5.250%	5/15/47	1,000,000	1,042,870

Total Illinois				3,213,450

Indiana - 2.1%
County of St. Joseph, IN, EDR:
Holy Cross Village Notre Dame Project	6.000%	5/15/26	285,000	291,632
Holy Cross Village Notre Dame Project	6.000%	5/15/38	550,000	557,711
Indiana State Finance Authority Revenue, Private Activity Ohio River Bridges East End Crossing Project	5.000%	7/1/48	2,000,000	2,190,880	(d)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	620,365	(d)

Total Indiana				3,660,588

Iowa - 3.1%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	500,000	535,760
Iowa Fertilizer Co. Project	5.250%	12/1/25	4,540,000	5,025,825

Total Iowa				5,561,585

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kansas - 0.7%
Salina, KS, Hospital Revenue, Refunding & Improvement Salina Regional Health	5.000%	10/1/22	$1,150,000	$1,206,661

Kentucky - 1.3%
Owen County, KY, Waterworks System Revenue, Kentucky American Water Co. Project	6.250%	6/1/39	2,000,000	2,299,360

Louisiana - 0.1%
Epps, LA, COP	8.000%	6/1/18	775,000	155,000	(e)

Maryland - 2.0%
Maryland State Health & Higher EFA Revenue, Mercy Medical Center	6.250%	7/1/31	3,000,000	3,458,640

Massachusetts - 0.7%
Massachusetts State DFA Revenue, Tufts Medical Center Inc.	6.875%	1/1/41	1,000,000	1,201,140

Michigan - 3.1%
Gaudior Academy, COP	7.250%	4/1/34	1,000,000	256,700	(f)(g)
Michigan State Finance Authority Limited Obligation Revenue:
Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	310,000	324,725	(c)
Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	430,000	468,051	(c)
Michigan State Finance Authority Revenue:
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	260,000	285,990
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	270,000	287,153
Michigan State Strategic Fund Limited Obligation Revenue:
Evangelical Homes of Michigan	5.250%	6/1/32	500,000	532,780
Evangelical Homes of Michigan	5.500%	6/1/47	750,000	782,047
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.250%	9/1/39	2,000,000	2,529,760	(h)

Total Michigan				5,467,206

Missouri - 2.9%
Missouri State HEFA Revenue:
Lutheran Senior Services	6.000%	2/1/41	500,000	578,730
Lutheran Senior Services	5.000%	2/1/44	750,000	813,840
Refunding, St. Lukes Episcopal	5.000%	12/1/21	1,300,000	1,399,697
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	5.875%	9/1/43	2,000,000	2,321,860

Total Missouri				5,114,127

Nebraska - 2.1%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	3,340,000	3,722,463

New Jersey - 6.4%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	450,000	515,763	(d)
New Jersey State EDA Revenue:
Private Activity-Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,702,545	(d)
Refunding	6.875%	1/1/37	4,985,000	5,061,819	(d)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.000%	12/1/44	$640,000	$677,542	(d)
Salem County, NJ, PCFA Revenue, Chambers Project	5.000%	12/1/23	3,000,000	3,446,010	(d)

Total New Jersey				11,403,679

New York - 3.3%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	2,000,000	2,411,020
New York City, NY, IDA, Civic Facilities Revenue, Special Needs Facilities Pooled Program	8.125%	7/1/19	110,000	110,494
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.375%	11/15/40	1,500,000	1,708,485	(c)
3 World Trade Center LLC Project	5.000%	11/15/44	1,500,000	1,607,790	(c)

Total New York				5,837,789

Ohio - 1.6%
Cuyahoga County, OH, Hospital Facilities Revenue, Canton Inc. Project	7.500%	1/1/30	1,295,000	1,297,512
Miami County, OH, Hospital Facilities Revenue, Refunding and Improvement Upper Valley Medical Center	5.250%	5/15/21	1,500,000	1,586,445

Total Ohio				2,883,957

Oklahoma - 1.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project	6.875%	11/1/23	1,300,000	1,308,021
Montereau Inc. Project	7.125%	11/1/30	1,000,000	1,115,340

Total Oklahoma				2,423,361

Pennsylvania - 2.9%
Monroe County, PA, Hospital Authority Revenue, Pocono Medical Center	5.000%	1/1/27	1,000,000	1,069,110
Montgomery County, PA, IDA Revenue:
Acts Retirement-Life Communities	5.000%	11/15/28	1,400,000	1,542,380
Acts Retirement-Life Communities	5.000%	11/15/29	1,350,000	1,485,459
Philadelphia, PA, Authority for IDR:
Discovery Charter School Inc. Project	6.250%	4/1/37	500,000	530,700
Performing Arts Charter School Project	6.000%	6/15/23	500,000	526,355	(c)

Total Pennsylvania				5,154,004

Puerto Rico - 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/41	1,500,000	1,056,120
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.000%	8/1/43	1,500,000	981,855

Total Puerto Rico				2,037,975

Tennessee - 1.4%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Trezevant Manor Project	5.750%	9/1/37	2,500,000	2,541,575

Texas - 22.0%
Brazos River, TX, Harbor Industrial Development Corp., Environmental Facilities Revenue, Dow Chemical Co.	5.900%	5/1/28	1,500,000	1,684,185	(b)(d)(i)
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/42	2,000,000	2,195,480

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/42	$4,000,000	$4,430,760	(d)
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible Cabs	0.000%	10/1/35	1,500,000	1,213,410	(b)
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	1,057,860	(d)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.625%	11/15/32	2,000,000	2,315,660
Houston, TX, Airport System Revenue, Special Facilities, Continental Airlines Inc. Project	6.125%	7/15/27	2,750,000	2,762,567	(d)
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	6,000,000	6,623,640
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tarleton State University Project	5.000%	4/1/39	1,165,000	1,260,041
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,788,350
Texas Midwest Public Facility Corp. Revenue, Secure Treatment Facility Project	9.000%	10/1/30	2,000,000	360,000	(e)
Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility Partners LLC	6.875%	12/31/39	2,000,000	2,382,400
Texas Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	4,000,000	4,855,080
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/28	1,500,000	1,704,210
Texas State Public Finance Authority:
Charter School Finance Corp. Revenue, Cosmos Foundation Inc.	6.200%	2/15/40	1,000,000	1,197,930
Uplift Education	5.750%	12/1/27	1,500,000	1,662,885
Willacy County, TX, PFC Project Revenue, County Jail	7.500%	11/1/25	445,000	449,161

Total Texas				38,943,619

U.S. Virgin Islands - 1.7%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.750%	10/1/37	2,500,000	2,926,025

Virginia - 1.9%
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	1,000,000	1,115,370	(d)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,231,340	(d)

Total Virginia				3,346,710

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 1.5%
Pleasants County, WV, PCR, Refunding, County Commission, Allegheny Energy Supply Co., LLC	5.250%	10/15/37	$2,500,000	$2,588,700

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $157,601,529)				172,808,979

SHORT-TERM INVESTMENTS - 1.3%
Indiana - 0.1%
St. Joseph County, IN, Educational Facilities Revenue, University of Notre Dame Du Lac, LIQ-Northern Trust Co.	0.010%	3/1/40	200,000	200,000	(j)(k)

Minnesota - 0.2%
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, SPA-Northern Trust Co.	0.010%	11/15/38	500,000	500,000	(j)(k)

Missouri - 0.1%
Missouri State HEFA Revenue, BJC Health System	0.010%	5/15/38	100,000	100,000	(j)(k)

New York - 0.3%
New York State Housing Finance Agency Revenue, Gotham West Housing, LOC-Wells Fargo Bank N.A.	0.010%	5/1/45	500,000	500,000	(j)(k)

Oregon - 0.1%
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.030%	12/1/41	100,000	100,000	(j)(k)

Pennsylvania - 0.5%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.030%	3/1/32	900,000	900,000	(j)(k)
Philadelphia, PA, Authority For Industrial Development, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.020%	12/1/34	100,000	100,000	(j)(k)

Total Pennsylvania				1,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,400,000)				2,400,000

TOTAL INVESTMENTS - 99.0% (Cost - $160,001,529#)				175,208,979
Other Assets in Excess of Liabilities - 1.0%				1,717,075

TOTAL NET ASSETS - 100.0%				$176,926,054

(a)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on these securities is currently in default as of January 31, 2015.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(g)	Illiquid security.

(h)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	Maturity date shown represents the mandatory tender date.

(j)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
SPA	— Standby Bond Purchase Agreement - Insured Bonds

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Notes to Schedule of Investments (unaudited) (continued)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†:
Michigan	—	$5,210,506	$256,700	$5,467,206
Other municipal bonds	—	167,341,773	—	167,341,773
Short-term investments†	—	2,400,000	—	2,400,000

Total investments	—	$174,952,279	$256,700	$175,208,979

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$501,105	—	—	$501,105

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,642,891
Gross unrealized depreciation	(4,435,441)

Net unrealized appreciation	$15,207,450

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	66	3/15	$9,483,458	$9,984,563	$(501,105)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal High Income Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 19, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 19, 2015